Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Parenthetical) (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 950
USD 250 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 250
Basis point	87.50%	87.50%
Basis point interest rate	4.00%	4.00%
Basis point description	The coupon of the USD 250 million junior perpetual capital securities was reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.
USD 500 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 500
Basis point interest rate	8.50%	8.50%
Basis point description	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.
USD 500 million [member] | Aegon N.V [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount | $		$ 500
Basis point	0.10%	0.10%
Basis point interest rate	8.50%	8.50%
Basis point description	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.
EUR 950 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 950
Basis point interest rate	8.00%	8.00%
Basis point description	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.
EUR 950 million [member] | Aegon N.V [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 950
Basis point	0.10%	0.10%
Basis point interest rate	8.00%	8.00%
Basis point description	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.